EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated April 30, 2013 (as supplemented on May 16, 2013) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 16, 2013 (Accession No. 0000067590-13-000540) with respect to the Prudential Real Assets Fund.